Income Taxes - Summary of Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance of beginning of period	$ 11,349	$ 18,007	$ 42,584
Increases	754	5,892	997
Decreases	(3,077)	(12,550)	(25,574)
Balance at end of period	$ 9,026	$ 11,349	$ 18,007